Income Taxes Expense (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes Expenses
Schedule of income (loss) before income taxes

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
PRC	6,671,262	(1,557,411)	(983,763)
HK	3,227,007	1,720,901	4,417,801
US	(3,480,824)	(651,647)	(2,950,451)
Cayman	(5,831,156)	(2,086,947)	(411,022)
Total	586,289	(2,575,104)	72,565

Schedule of group's deferred tax assets

	As of December 31,
	2022	2023	2024
	US$	US$	US$
Deferred tax assets:
Net operating loss carry-forward	24,035,082	28,450,558	29,352,277
Accrued expenses	745,627	255,809	515,210
Advertising fees	14,554,843	16,846,785	16,187,234
Deferred subsidies and revenue	3,139	62,009	289,263
Provision for doubtful accounts	351,434	347,903	478,170
Depreciation difference of property, plant and equipment	494,779	514,635	504,667
Impairment loss	145,900	155,953	153,436
Total deferred tax assets	40,330,804	46,633,652	47,480,257
Valuation allowance on deferred tax assets	(40,330,804)	(46,633,652)	(47,480,257)
Net deferred tax assets	—	—	—

Schedule of changes in valuation allowance

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Balance at the beginning of the year	49,986,007	40,330,804	46,633,652
Movement	(6,287,720)	6,305,253	1,233,292
Tax loss carry forwards expired	(3,367,483)	(2,405)	(386,687)
Balance at the end of the year	40,330,804	46,633,652	47,480,257

Schedule of reconciliations of differences between PRC statutory income tax rate and the Group's effective income tax rate

	For the years ended December 31,
	2022	2023	2024
Statutory income tax rate	25%	25%	25%
Valuation allowance	(370)%	(96)%	2,508%
Additional tax deduction	(236)%	47%	(1,099)%
Effect of different tax rate of subsidiary operation in other jurisdiction	111%	(12)%	(1,401)%
Non-Deductible expense	471%	36%	(21)%
Effective tax rate	—	—	12%